BASIC AND DILUTED LOSS PER SHARE - Summary of Loss Per Share Calculation (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Earnings per share [abstract]
Net loss for the period attributable to shareholders	$ (4,626)	$ (13,415)	$ (5,801)	$ (2,181)
Weighted-average number of ordinary shares, basic (in shares)	35,502,315	35,679,467	35,344,863	35,627,074
Net loss per share attributable to shareholders, basic (in usd per share)	$ (0.13)	$ (0.38)	$ (0.16)	$ (0.06)
Weighted-average number of ordinary shares, diluted (in shares)	35,502,315	35,679,467	35,344,863	36,244,021
Net loss per share attributable to shareholders, diluted (in usd per share)	$ (0.13)	$ (0.38)	$ (0.16)	$ (0.06)